Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

					Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO (2)	Average Summary Compensation Table Total for Non-PEO NEOs (3)	Average Compensation Actually Paid to Non-PEO NEOs (4)	Total Shareholder Return (5)	Peer Group Total Shareholder Return (6)	Net Income (in thousands) (7)	Core ROATE (8)

2022	$1,819,537	$(678,861)	$980,060	$168,560	$81.12	$106.01	$66,540	10.9%
2021	2,502,021	4,174,334	1,188,347	1,677,709	152.94	117.08	115,422	16.8%
2020	2,120,180	2,424,313	1,087,805	1,169,726	99.26	87.90	79,990	12.1%

Company Selected Measure Name	Core return on average tangible equity
Named Executive Officers, Footnote [Text Block]	The dollar amounts represent the average of the amounts reported for our Non-PEO NEOs as a group in the “Total” column of the Summary Compensation Table in each applicable year. The Non-PEO NEOs included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2022, John M. Michel, William D, Endresen, Darrell S. van Amen and Godfrey B. Evans; (ii) for 2021, John M. Michel, William D. Endresen, Darrell S. van Amen and Erik D. Hand; and (iii) for 2020, John Michel, William D. Endresen, Darrell S. van Amen, Erik D. Hand, and Mark R. Ruh.
Peer Group Issuers, Footnote [Text Block]	Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the KBW Regional Banking Index ("KRX"). Assumes initial $100 investment on December 31, 2019.
PEO Total Compensation Amount	$ 1,819,537	$ 2,502,021	$ 2,120,180
PEO Actually Paid Compensation Amount	$ (678,861)	4,174,334	2,424,313
Adjustment To PEO Compensation, Footnote [Text Block]	The dollar amounts represent the amount of “compensation actually paid” to our PEO, as computed in accordance with Item 402(v) of Regulation S-K which include the following adjustments:

Year	Reported Summary Compensation Table Total for PEO	Less: Reported Value of Equity Awards (a)	Plus: Equity Award Adjustments (b)	Compensation Actually Paid to PEO

2022	$1,819,537	$794,978	$(1,703,420)	$(678,861)
2021	2,502,021	765,386	2,437,699	4,174,334
2020	2,120,180	506,139	810,272	2,424,313
(a)    The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” column in the Summary Compensation Table for the applicable year.
(b)     The equity award adjustments, which are based on fair value of the related stock award (computed consistent with the methodology used for share-based payments under U.S. GAAP) as of the related vesting date or the year-end, for each applicable year include the addition (or subtraction, as applicable) of the following:

	(i)	(ii)	(iii)	(iv)	(v)
Year	Year End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Subtract the Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Total Equity Award Adjustments

2022	$248,494	$(933,931)	$—	$(66,948)	$(951,035)	$(1,703,420)
2021	1,331,918	1,009,191	—	96,590	—	2,437,699
2020	873,715	19,828	—	(83,271)	—	810,272

(i)     The year-end fair value of equity awards granted in the applicable year that are outstanding and unvested as of the end of the applicable year.
(ii)     The change in the fair value of any awards outstanding and unvested as of the beginning and end of the applicable year based on the fair value at the end of the prior year and the end of the applicable year.
(iii)     The fair value, as of the vesting date, of any awards that were granted and vested in the same applicable year.
(iv)     The change in fair value of any awards granted in prior years that vested in the applicable year based on fair value at the end of the prior year and the fair value as of the vesting date; and
(v)     The fair value, equal to the fair value at the beginning of the applicable year, of any awards outstanding and unvested at the beginning of the applicable year that are determined to fail to meet the applicable vesting conditions during the applicable year.

Non-PEO NEO Average Total Compensation Amount	$ 980,060	1,188,347	1,087,805
Non-PEO NEO Average Compensation Actually Paid Amount	$ 168,560	1,677,709	1,169,726
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	The dollar amounts represent the average amount of “compensation actually paid” to the Non-PEO NEOs as a group, as computed in accordance with Item 402(v) of Regulation S-K which include the following adjustments:

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs	Less: Average Reported Value of Equity Awards (a)	Plus: Average Equity Award Adjustments (b)	Average Compensation Actually Paid to Non-PEO NEOs

2022	$980,060	$197,791	$(613,709)	$168,560
2021	1,188,347	161,972	651,334	1,677,709
2020	1,087,805	228,816	310,737	1,169,726

(a) The grant date fair value of equity awards represents the average of the total amounts reported for our Non-PEO NEOs as a group in the “Stock Awards” column in the Summary Compensation Table for the applicable year.
(b) The average equity award adjustments for our Non-PEO NEOs, which are based on fair value of the related stock award (computed consistent with the methodology used for share-based payments under U.S. GAAP) as of the related vesting date or the year-end, for each applicable year include the addition (or subtraction, as applicable) of the following:

	(i)	(ii)	(iii)	(iv)	(v)
Year	Year End Fair Value of Outstanding and Unvested Equity Awards	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Subtract the Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Total Average Equity Award Adjustments

2022	$61,825	$(241,287)	$—	$(107,917)	$(326,330)	$(613,709)
2021	281,862	311,220	—	58,252	—	651,334
2020	313,191	3,891	51,548	(9,036)	(48,857)	310,737

(i)    The average year-end fair value of equity awards granted in the applicable year that are outstanding and unvested as of the end of the applicable year.
(ii)    The average change in the fair value of any awards outstanding and unvested as of the beginning and end of the applicable year based on the fair value at the end of the prior year and the end of the applicable year.
(iii)    The average fair value, as of the vesting date, of any awards that were granted and vested in the same applicable year.
(iv)    The average change in fair value of any awards granted in prior years that vested in the applicable year based on fair value at the end of the prior year and the fair value as of the vesting date.
	(v) The average fair value, equal to the fair value at the beginning of the applicable year, of any awards outstanding and unvested at the beginning of the applicable year that are determined to fail to meet the applicable vesting conditions during the applicable year.
Compensation Actually Paid vs. Total Shareholder Return [Text Block]	Compensation Actually Paid, Cumulative Company TSR and Cumulative Peer Group TSR
Compensation Actually Paid vs. Net Income [Text Block]	Compensation Actually Paid and Net Income
Compensation Actually Paid vs. Company Selected Measure [Text Block]	Compensation Actually Paid and Core ROATE
Total Shareholder Return Vs Peer Group [Text Block]	Compensation Actually Paid, Cumulative Company TSR and Cumulative Peer Group TSR
Tabular List [Table Text Block]

Key HomeStreet Performance Measures

1. Core ROATE
2. Core ROAA
3. Efficiency ratio
4. Core Deposit Growth
5. Nonperforming Assets to Total Assets
6. Relative TSR (compared to KRX index)

Total Shareholder Return Amount	$ 81.12	152.94	99.26
Peer Group Total Shareholder Return Amount	106.01	117.08	87.90
Net Income (Loss)	$ 66,540,000	$ 115,422,000	$ 79,990,000
Company Selected Measure Amount	0.109	0.168	0.121
PEO Name	Mr. Mason
Additional 402(v) Disclosure [Text Block]	) The dollar amounts reported in are the amounts of total compensation reported for our PEO for each corresponding year in the “Total” column of the Summary Compensation Table. Cumulative TSR is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period. Assumes initial $100 investment on December 31, 2019.The dollar amounts reported represent the amount of net income reflected in the Company’s audited financial statements for the applicable year.
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Non-GAAP Measure Description [Text Block]	Core return on average tangible equity (“ROATE”) is defined as net income, excluding any amortization of intangible assets and adjusted to exclude any non-core items such as restructuring charges, merger expenses, or income from sale of branches, as a percentage of total average tangible equity, which is average equity less average intangible assets. See Appendix A for reconciliations of these non-GAAP results of operations to the nearest comparable GAAP measures. We have determined that Core ROATE is the financial performance measure that, in our assessment, represents the most important performance measure used by the Company to link compensation actually paid to our NEOs, for the most recently completed fiscal year, to Company performance
Measure [Axis]: 6
Pay vs Performance Disclosure [Table]
Measure Name	6. Relative TSR (compared to KRX index)
PEO [Member] | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 794,978	$ 765,386	$ 506,139
PEO [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,703,420)	2,437,699	810,272
PEO [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment To Compensation Amount, Equity Awards	248,494	1,331,918	873,715
PEO [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment To Compensation Amount, Equity Awards	(933,931)	1,009,191	19,828
PEO [Member] | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment To Compensation Amount, Equity Awards	0	0	0
PEO [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment To Compensation Amount, Equity Awards	(66,948)	96,590	(83,271)
PEO [Member] | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment To Compensation Amount, Equity Awards	$ (951,035)	0	0
Non-PEO NEO [Member] | Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	1. Core ROATE
Non-PEO NEO [Member] | Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	2. Core ROAA
Non-PEO NEO [Member] | Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	3. Efficiency ratio
Non-PEO NEO [Member] | Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	4. Core Deposit Growth
Non-PEO NEO [Member] | Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	5. Nonperforming Assets to Total Assets
Non-PEO NEO [Member] | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 197,791	161,972	228,816
Non-PEO NEO [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(613,709)	651,334	310,737
Non-PEO NEO [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment To Compensation Amount, Equity Awards	61,825	281,862	313,191
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment To Compensation Amount, Equity Awards	(241,287)	311,220	3,891
Non-PEO NEO [Member] | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment To Compensation Amount, Equity Awards	0	0	51,548
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment To Compensation Amount, Equity Awards	(107,917)	58,252	(9,036)
Non-PEO NEO [Member] | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment To Compensation Amount, Equity Awards	$ (326,330)	$ 0	$ (48,857)